Inventory	12 Months Ended
Dec. 31, 2025
Disclosure of Inventories [Abstract]
Inventory
7.	INVENTORY

As at	December 31, 2025	December 31, 2024

Parts and materials	$25,103	$26,667

Work in process	43,181	46,467

	$68,284	$73,134
Included in cost of sales for the year ended December 31, 2025 are parts and material costs of $978,614 (2024 – $956,398) and labour costs of $494,307 (2024 – $506,162) with the balance of cost of sales primarily made up of sublet charges.